Supplemental Disclosures to Consolidated Statements of Cash Flows	12 Months Ended
Mar. 31, 2013
Supplemental Disclosures to Consolidated Statements of Cash Flows

21.    Supplemental Disclosures to Consolidated Statements of Cash Flows

	Millions of Yen
	2011	2012	2013
Cash paid during the year for:
Interest, excluding interest capitalized	¥1,515	¥1,398	¥1,276
Income taxes	6,654	9,325	15,097
Acquisitions of new subsidiaries:
Fair value of assets acquired	15,733	—	—
Liabilities assumed	(9,178)	—	—
Goodwill	30	—	—
Gain on bargain purchase	(2,543)	—	—
Treasury stock	(4,721)	—	—
Cash paid, net of cash acquired	(679)	—	—
Property acquired under capital leases during the year	2,851	2,370	6
Recognition of tangible fixed assets due to asset retirement obligations	228	458	40